OPERATING SEGMENTS DISCLOSURES	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
OPERATING SEGMENTS DISCLOSURES

5.	OPERATING SEGMENTS DISCLOSURES

The Company identifies an operating segment as a component of the business that (i) engages in business activities from which it may earn revenues and incur expenses, (ii) has discrete financial information available, and (iii) is regularly reviewed by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and allocate resources.

Segment information is prepared on the same basis used by the CODM, who is the Company’s Chief Executive Officer, to manage the business and make decisions regarding allocating resources and performance evaluation. Based on this assessment, the Company has identified the following operating segments:

●	North American Brokerage - generates revenue by processing real estate transactions, which entitles the Company to earn commissions.

●	One Real Title - generates revenue by offering title insurance and closing services for residential and commercial transactions.

●	One Real Mortgage - generates revenue from origination fees earned in connection with facilitating mortgage transactions between borrowers and lenders.

●	Real Wallet - generates revenue from interchange fees on Company-branded debit cards, interest income on certain deposit accounts, and interest income and various fees associated with business loans.

Once operating segments are identified, the Company evaluates each segment using both quantitative and qualitative analysis, including current and historical revenue and profitability for each operating segment, to determine whether the segments have similar operating characteristics and whether they meet the criteria for separate disclosure under ASC 280.

Based on this evaluation, the Company has determined that it operates as three reportable segments - North American Brokerage, One Real Title and One Real Mortgage, each of which meets the quantitative thresholds for separate disclosure under ASC 280-10-50-12 and which collectively comprise more than 90% of the Company’s total revenue and income (loss) from operations. Real Wallet does not meet any of the quantitative thresholds for separate disclosure under ASC 280 and is therefore included within “Other Segments”. Prior period segment information has been recast to reflect the change in the number of reportable segments and allocate revenue, cost of sales and operating expenses between the various segments.

The CODM evaluates segment performance using revenue, gross profit and operating income (loss). These metrics are used to assess performance, identify trends affecting the segments, develop forecasts and make strategic operating decisions. All segments follow the same basis of presentation and accounting policies as those described throughout the notes to the interim condensed consolidated financial statements and as included herein.

	For the Three Months Ended June 30, 2026
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$696,364	$1,743	$1,876	$592	$700,575
Cost of sales	640,858	255	1,118	88	642,319
Gross Profit	$55,506	$1,488	$758	$504	$58,256

Segment Operating Expenses(1)(2)	50,756	2,045	384	519	53,704
Segment Operating Income (Loss)	$4,750	$(557)	$374	$(15)	$4,552

Reconciliation of profit or (loss) (segment profit/(loss))
Acquisition costs					11,582
Operating Loss					(7,030)
Other income, net					192
Finance expense, net					(631)
Loss Before Tax					$(7,469)

[1]	Segment Operating expenses consist of General and administrative expenses, Marketing expenses, and Research and development expenses.

[2]	Segment Operating expenses also include Revenue share expense of approximately $22,210 thousand for the three months ended June 30, 2026, which was recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED June 30, 2026 AND 2025

UNAUDITED

	For the Six Months Ended June 30, 2026
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$1,158,926	$3,002	$3,170	$1,028	$1,166,126
Cost of sales	1,063,153	437	1,924	201	1,065,715
Gross Profit	$95,773	$2,565	$1,246	$827	$100,411

Segment Operating Expenses(1)(2)	92,624	3,900	1,332	1,131	98,987
Segment Operating Income (Loss)	$3,149	$(1,335)	$(86)	$(304)	$1,424

Reconciliation of profit or (loss) (segment profit/(loss))
Acquisition costs					11,894
Operating Loss					(10,470)
Other income, net					304
Finance expense, net					(717)
Loss Before Tax					$(10,883)

[1]	Segment Operating expenses consist of General and administrative expenses, Marketing expenses, and Research and development expenses.

[2]	Segment Operating expenses also include Revenue share expense of approximately $37,898 thousand for the six months ended June 30, 2026, which was recorded in the North American Brokerage segment.

	For the Three Months Ended June 30, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$537,445	$1,346	$1,709	$247	$540,747
Cost of sales	491,737	216	900	33	492,886
Gross Profit	$45,708	$1,130	$809	$214	$47,861

Segment Operating Expenses(1)(2)	42,222	2,123	1,492	340	46,177
Segment Operating Income (Loss)	$3,486	$(993)	$(683)	$(126)	$1,684

Reconciliation of profit or loss (segment profit/loss)
Other income, net					166
Finance expenses, net					(300)
Income Before Tax					$1,550

[1]	Segment Operating expenses consist of General and administrative expenses, Marketing expenses, and Research and development expenses.

[2]	Segment Operating expenses also include Revenue share expense of approximately $17,644 thousand for the three months ended June 30, 2025, which was recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED June 30, 2026 AND 2025

UNAUDITED

	For the Six Months Ended June 30, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$889,194	$2,376	$2,785	$373	$894,728
Cost of sales	810,986	383	1,477	85	812,931
Gross Profit	$78,208	$1,993	$1,308	$288	$81,797

Segment Operating Expenses(1)(2)	77,623	4,411	2,792	496	85,322
Segment Operating Income (Loss)	$585	$(2,418)	$(1,484)	$(208)	$(3,525)

Reconciliation of profit or loss (segment profit/loss)
Other income, net					288
Finance expenses, net					(334)
Loss Before Tax					$(3,571)

[1]	Segment Operating expenses consist of General and administrative expenses, Marketing expenses, and Research and development expenses.

[2]	Segment Operating expenses also include Revenue share expense of approximately $30,148 thousand for the six months ended June 30, 2025, which was recorded in the North American Brokerage segment.

Segment revenue reported above represents revenue generated from external customers. There were no intersegment sales for the periods ended June 30, 2026, and June 30, 2025.

Segment assets and liabilities are not regularly provided to the Chief Operating Decision Maker and, accordingly, are not disclosed.

Depreciation and Amortization (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
North American Brokerage	$358	$204	$739	$388
One Real Title	168	168	336	336
One Real Mortgage	27	26	53	53
Total	$553	$398	$1,128	$777

The amount of revenue from external customers, by geography, is shown in the table below (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
United States	$638,273	$480,678	$1,066,415	$801,170
Canada	62,302	60,069	99,711	93,558
Total revenue by region	$700,575	$540,747	$1,166,126	$894,728

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED June 30, 2026 AND 2025

UNAUDITED